UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments® National Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
December 31, 2017 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 143.17%
Corporate-Backed Revenue Bonds – 12.34%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$483,750
Series A-2 6.50% 6/1/47	430,000	430,008
Central Plains Energy Project
Revenue, Nebraska
(Project No. 3) Series A
5.00% 9/1/42	260,000	335,210
Florida Development Finance
Corporation Surface
Transportation Facility
Revenue
(Brightline Passenger Rail
Project) 144A 5.625%
1/1/47 (AMT) #●	300,000	312,918
Golden State, California
Tobacco Securitization
Corporate Settlement
Revenue
(Asset-Backed Senior
Notes) Series A-1 5.75%
6/1/47	790,000	795,451
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	500,865
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	720,659
Series A-1 6.50% 11/1/35	255,000	285,936
M-S-R Energy Authority,
California Gas
Series B 6.50% 11/1/39	250,000	367,235
Series C 7.00% 11/1/34	1,000,000	1,463,260
New York City Industrial
Development Agency, New
York
(Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project) 5.75% 10/1/36
(AMT)	500,000	499,950
Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	354,445
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	814,433
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note Series A
5.25% 5/15/35	460,000	502,348
TSASC Revenue, New York
(Settlement) Series A
5.00% 6/1/41	60,000	67,572
Valparaiso, Indiana
(Pratt Paper Project) 7.00%
1/1/44 (AMT)	240,000	287,650
		8,221,690
Education Revenue Bonds – 22.47%
Arizona Industrial
Development Authority
Revenue
(American Charter Schools
Foundation Project) 144A
6.00% 7/1/47 #	330,000	354,704
California Educational
Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	500,000	580,625
California State University
(Systemwide) Series A
5.00% 11/1/42	200,000	240,258
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,083,740
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project) 5.25%
5/1/33	500,000	556,445
(Washington University)
Series B 5.00% 11/15/30	600,000	669,252
Illinois Finance Authority
Revenue
(CHF - Chicago, L.L.C. -
University Of Illinois at
Chicago Project) Series A
5.00% 2/15/50	460,000	502,936

(continues)     NQ-OV9 [12/17] 2/18 (421276) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority
Revenue
(Chicago International
Charter School Project)
Series REF 5.00% 12/1/47	535,000	$567,159
Louisiana Public Facilities
Authority Revenue
(Provident Group-Flagship
Properties) Series A 5.00%
7/1/56	500,000	559,765
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	717,347
Massachusetts Development
Finance Agency
(Umass Boston Student
Housing Project) 5.00%
10/1/48	285,000	315,817
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University) 5.25%
4/1/30	550,000	578,969
New Hope, Texas Cultural
Education Facilities
(Chief-Collegiate Housing-
Tarleton St.) 5.00%
4/1/34	1,000,000	1,100,500
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art) 5.00%
7/1/31	500,000	544,300
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	657,048
Pennsylvania State University
Series A 5.00% 9/1/47	1,000,000	1,194,410
Philadelphia, Pennsylvania
Authority for Industrial
Development
(1st Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	429,773
Phoenix, Arizona Industrial
Development Authority
Revenue
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,092,410
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) 6.00% 7/1/48	500,000	439,915
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University) Series A
5.00% 10/1/32	135,000	143,701
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	572,545
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	642,204
University of California
Series AI 5.00% 5/15/32	1,000,000	1,157,430
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	270,025
		14,971,278
Electric Revenue Bonds – 2.78%
Imperial Irrigation District
Electric System Revenue,
California
Series C 5.00% 11/1/28	60,000	73,024
JEA Electric System Revenue
Series A 5.00% 10/1/23	355,000	404,242
Long Island Power Authority,
New York
5.00% 9/1/47	305,000	358,338
Series A 5.00% 9/1/44	250,000	282,715
Series B 5.00% 9/1/46	130,000	151,748
Philadelphia, Pennsylvania
Gas Works Revenue
(1998 General Ordinance
Fifteenth Series) 5.00%
8/1/47	500,000	581,345
		1,851,412

2 NQ-OV9 [12/17] 2/18 (421276)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 24.51%
Alabama Special Care
Facilities Financing
Authority-Birmingham
Alabama
(Methodist Home for the
Aging) 6.00% 6/1/50	500,000	$563,200
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	522,075
Berks County Industrial
Development Authority
Revenue, Pennsylvania
(Tower Health Project)
5.00% 11/1/50	1,000,000	1,135,360
California Health Facilities
Financing Authority
Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	400,000	534,892
California Statewide
Communities Development
Authority
(Loma Linda University
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	843,873
Capital Trust Agency, Florida
(Tuscan Gardens Senior
Living Center) Series A
7.00% 4/1/49	375,000	372,589
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist) 8.00%
8/1/43	330,000	384,137
Cuyahoga County, Ohio
Hospital Revenue
(The Metrohealth System)
5.50% 2/15/57	1,000,000	1,128,270
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	324,090
Health & Educational Facilities
Authority of The State of
Missouri
(The Children’s Mercy
Hospital) Series A 4.00%
5/15/48	310,000	321,774
Kalispell, Montana
(Immanuel Lutheran
Corporation Project)
Series A 5.25% 5/15/37	700,000	746,340
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	529,720
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	328,089
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	530,835
Maryland Health & Higher
Educational Facilities
Authority
(University Of Maryland
Medical System Issue)
Series D 4.00% 7/1/48	255,000	263,933
Miami-Dade County, Florida
Health Facilities Authority
Revenue
(Nicklaus Children’s
Hospital Project) 5.00%
8/1/47	200,000	230,774
Michigan Finance Authority
Revenue
(Beaumont Health Credit
Group) 5.00% 11/1/44	1,000,000	1,124,020
Moon, Pennsylvania Industrial
Development Authority
(Baptist Homes Society
Obligation) 6.125%
7/1/50	750,000	818,835
New Hope, Texas Cultural
Education Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	56,355
Series A1 5.00% 7/1/46	135,000	150,189
Series A1 5.00% 7/1/51	135,000	149,874
Series B 4.25% 7/1/36	80,000	82,593
Series B 4.75% 7/1/51	160,000	169,160
Series B 5.00% 7/1/46	135,000	146,769

(continues)     NQ-OV9 [12/17] 2/18 (421276) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Jersey Health Care
Facilities Financing
Authority Revenue
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	$328,236
New York State Dormitory
Authority
(Orange Regional Medical
Center) 144A 5.00%
12/1/35 #	500,000	560,960
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	426,148
5.00% 6/1/36	250,000	265,257
5.125% 6/1/42	750,000	795,533
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	580,270
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	24,162
7.50% 6/1/49	105,000	127,541
Palomar Health, California
5.00% 11/1/39	130,000	146,673
Tarrant County, Texas Cultural
Education Facilities Finance
(Buckner Senior Living -
Ventana Project) 6.75%
11/15/47	250,000	281,387
Westminster, Maryland
(Lutheran Village Millers
Grant Inc.) 6.00% 7/1/34	500,000	537,465
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A 5.00%
8/1/28	720,000	799,690
		16,331,068
Lease Revenue Bonds – 10.74%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,113,270
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	152,728
(State Police) Series I
5.00% 9/1/23	760,000	847,598
Metropolitan Pier &
Exposition Authority, Illinois
(McCormick Place
Expansion Project) Series A
5.00% 6/15/57	310,000	337,627
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,241,760
MTA Hudson Rail Yards Trust
Obligations, New York
Series A 5.00% 11/15/56	735,000	829,536
New Jersey Economic
Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,126,440
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 144A 5.75%
10/1/31 #	500,000	509,075
		7,158,034
Local General Obligation Bonds – 4.13%
Chicago Board of Education,
Illinois
5.00% 4/1/42	205,000	224,114
5.00% 4/1/46	210,000	228,726
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	245,129
Series C 5.00% 1/1/38	500,000	530,760
District of Columbia
Series A 5.00% 6/1/37	1,000,000	1,200,120
New York, New York
Series A-1 5.25% 8/15/21	250,000	255,870
Series I-1 5.375% 4/1/36	65,000	68,067
		2,752,786
Pre-Refunded/Escrowed to Maturity Bonds – 19.72%
Atlanta, Georgia Water &
Wastewater Revenue
Series A 6.25%
11/1/39-19§	300,000	325,305

4 NQ-OV9 [12/17] 2/18 (421276)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45-20§	260,000	$285,519
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39-19§	350,000	373,363
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	940,000	1,026,104
6.50% 7/15/30-20§	300,000	328,974
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project) 7.125%
7/1/29-19§	300,000	323,868
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project) Series A
6.40% 8/15/45-20§	405,000	447,241
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46-19§	625,000	653,937
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00%
1/1/41-21§	520,000	585,172
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers) 7.00%
8/15/44-19§	950,000	1,029,610
JEA Electric System Revenue,
Florida
Series A 5.00%
10/1/33-23§	645,000	734,468
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41-19§	300,000	330,834
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50%
5/15/37-21§	105,000	121,197
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A 5.75%
6/1/35-20§	255,000	279,164
Metropolitan Transit Authority
of Harris County, Texas
Series A 5.00%
11/1/24-21§	500,000	559,110
Metropolitan Transportation
Authority Revenue, New
York
Series A 5.00%
11/15/41-21§	310,000	347,997
Series A 5.00%
11/15/41-21§	190,000	212,532
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project) 5.50%
10/1/41	495,000	561,785
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41-22§	500,000	561,400
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchcock
Medical Center) 6.00%
8/1/38-19§	300,000	321,162
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875%
6/1/42-20§	450,000	484,434
New Jersey Turnpike Authority
Series A 5.00% 1/1/27-22§	475,000	540,341
Series A 5.00% 1/1/27-22§	25,000	28,497
New York, New York
Series I-1 5.375%
4/1/36-19§	185,000	193,848

(continues)     NQ-OV9 [12/17] 2/18 (421276) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Ohio State
(Cleveland Clinic Health)
Series A 5.50% 1/1/39-19§	300,000	$311,952
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30-20#§	100,000	109,558
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80%
7/1/30-20§	400,000	440,712
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation) Series B
5.00% 12/1/41-21§	500,000	544,535
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F 5.00%
11/1/27-20§	500,000	546,950
University Medical Center,
Tucson, Arizona Hospital
Revenue
6.50% 7/1/39-19§	500,000	535,575
		13,145,144
Special Tax Revenue Bonds – 12.34%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project) 6.10%
7/1/40	200,000	205,578
Central Puget Sound,
Washington Regional
Transit Authority
(Green Bond -
Improvement) Series S-1
5.00% 11/1/35	750,000	893,100
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	852,554
Series B-1 5.00% 1/1/42	540,000	571,504
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	258,592
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	568,308
New Jersey Economic
Development Authority
Revenue
(Cigarette Tax)
5.00% 6/15/28	200,000	215,938
5.00% 6/15/29	800,000	862,024
(School Facilities
Construction) Series AA
5.50% 12/15/29	295,000	309,594
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Future Tax Secured -
Subordinated Fiscal)
Series E-1 5.00% 2/1/41	745,000	874,615
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,135,260
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project) 7.00%
7/1/32	205,000	238,468
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(American Dream @
Meadowlands Project)
144A 7.00% 12/1/50 #	380,000	449,255
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	547,340

6 NQ-OV9 [12/17] 2/18 (421276)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Sales Tax – Vacation Village
Project A) Series A 5.75%
9/1/32	235,000	$238,906
		8,221,036
State General Obligation Bonds – 5.21%
California State
5.25% 11/1/40	320,000	350,112
(Various Purposes)
5.00% 10/1/41	440,000	489,570
5.00% 11/1/47	1,000,000	1,202,120
6.00% 4/1/38	105,000	110,720
Illinois State
5.00% 5/1/36	90,000	94,726
5.00% 2/1/39	160,000	167,848
Series A 5.00% 4/1/38	170,000	177,470
New York State
Series A 5.00% 2/15/39	300,000	310,731
Oregon State
Series K 5.00% 5/1/22	500,000	568,550
		3,471,847
Transportation Revenue Bonds – 24.43%
Alameda Corridor, California
Transportation Authority
(2nd Sub Lien) Series B
5.00% 10/1/37	430,000	496,413
Atlanta, Georgia Department
of Aviation
Series B 5.00% 1/1/29	1,000,000	1,172,380
Chicago, Illinois O’Hare
International Airport
Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,137,430
New Jersey Turnpike Authority
Series B 5.00% 1/1/40	250,000	297,420
Series G Series G 4.00%
1/1/43	305,000	325,462
New Orleans, Louisiana
Aviation Board
Series B 5.00% 1/1/45
(AMT)	1,000,000	1,124,670
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	553,480
New York Transportation
Development
(La Guardia Airport)
Series A 5.25% 1/1/50
(AMT)	700,000	777,910
North Texas Tollway Authority
Revenue
(1st Tier) Series A 5.00%
1/1/43	1,000,000	1,180,120
Pennsylvania Turnpike
Commission Subordinate
Series A-1 5.00% 12/1/43	500,000	557,690
Series A-1 5.00% 12/1/47	210,000	245,381
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,008,738
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	255,955
6.50% 12/1/28	500,000	524,080
Salt Lake City, Utah Airport
Revenue
Series B 5.00% 7/1/42	625,000	738,937
South Jersey Port, New Jersey
(Subordinated Marine
Terminal Revenue)
Series A 5.00% 1/1/49	85,000	93,713
Series B 5.00% 1/1/42
(AMT)	85,000	93,342
Series B 5.00% 1/1/48
(AMT)	195,000	213,628
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,091,860
Series A-1 6.625% 7/1/34	325,000	347,519
Texas Private Activity Bond
Surface Transportation
(Senior Lien – Blueridge
Transportation)
5.00% 12/31/40 (AMT)	110,000	122,801
5.00% 12/31/45 (AMT)	110,000	122,392

(continues)     NQ-OV9 [12/17] 2/18 (421276) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond
Surface Transportation
5.00% 12/31/50 (AMT)	160,000	$177,434
5.00% 12/31/55 (AMT)	160,000	176,845
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	318,730
7.50% 6/30/33	665,000	753,638
(Mobility Partners) 7.50%
12/31/31	500,000	554,960
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	264,519
6.875% 12/31/39	1,000,000	1,094,850
7.00% 12/31/38 (AMT)	165,000	196,749
Virginia Small Business
Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	235,000	263,259
		16,282,305
Water & Sewer Revenue Bonds – 4.50%
City of Chicago, Illinois
Waterworks Revenue
(2nd Lien) 5.00% 11/1/29	280,000	324,078
Massachusetts Water
Resources Authority
(Green Bond) Series B
4.00% 8/1/36	500,000	547,060
New York City Water & Sewer
System, New York
(2nd Generation Fiscal
2013) Series CC 5.00%
6/15/47	345,000	392,645
Philadelphia, Pennsylvania
Water & Wastewater
Revenue
Series A 5.00% 7/1/45	500,000	572,570
Southern California Water
Replenishment District
5.00% 8/1/41	1,000,000	1,162,590
		2,998,943
Total Municipal Bonds
(cost $88,977,535)		95,405,543

Total Value of Securities – 143.17%
(cost $88,977,535)		95,405,543
Liquidation Value of
Preferred
Stock – (45.02%)		(30,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.85%		1,234,112
Net Assets Applicable to
4,528,443 Shares
Outstanding – 100.00%		$66,639,655
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2017, the aggregate value of Rule 144A securities was $3,140,343, which represents 4.71% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Dec. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

AMT – Subject to Alternative Minimum Tax

See accompanying notes.

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Notes
Delaware Investments® National Municipal Income Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes
December 31, 2017 (Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 2
Assets:
Municipal Bonds	$95,405,543

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: